MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 3
                                  ANNUAL REPORT

                                DECEMBER 31, 2003

   This report is not to be construed as an offering for sale of any Variable
      Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 3
                                  Annual Report
                                December 31, 2003

Dear Policyowner:

      We are pleased to send you the 2003 Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of 20 distinct funds. Each invests in shares of one of 12 funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life
Investment Fund) ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Investment Company Conservative Allocation Fund: This Fund's investment objective is current income and, to a lesser extent, capital appreciation. The Fund invests primarily in fixed income funds of the Investment Company and, to a lesser extent, in an equity fund of the Investment Company.

      Investment Company Moderate Allocation Fund: This Fund's investment objective is current income and capital appreciation. The Fund invests in both fixed income and equity funds of the Investment Company in approximately equal amounts.

      Investment Company Aggressive Allocation Fund: This Fund's investment objective is capital appreciation and, to a lesser extent, current income. The Fund invests primarily in equity funds of the Investment Company and, to a lesser extent, in a fixed income fund of the Investment Company.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks of companies whose earnings and revenues are growing at accelerating rates.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2003, the following total returns were experienced in these twenty Separate Account Funds:

Investment Company Money Market Fund(1)................................   + 0.1%
Investment Company All America Fund....................................   +31.8%
Investment Company Equity Index Fund...................................   +27.2%
Investment Company Mid-Cap Equity Index Fund...........................   +34.0%
Investment Company Bond Fund...........................................   + 5.8%
Investment Company Short-Term Bond Fund................................   + 0.8%
Investment Company Mid-Term Bond Fund..................................   + 1.9%
Investment Company Composite Fund......................................   +17.2%
Investment Company Aggressive Equity Fund..............................   +38.1%
Investment Company Conservative Allocation Fund........................   + 4.7%
Investment Company Moderate Allocation Fund............................   +11.1%
Investment Company Aggressive Allocation Fund..........................   +18.6%
Scudder Bond Fund......................................................   + 4.1%
Scudder Capital Growth Fund............................................   +25.7%
Scudder International Fund.............................................   +26.6%
American Century VP Capital Appreciation Fund..........................   +19.7%
Calvert Social Balanced Fund...........................................   +18.2%
Fidelity VIP Equity-Income Fund........................................   +29.3%
Fidelity VIP II Contrafund.............................................   +27.4%
Fidelity VIP II Asset Manager Fund.....................................   +17.0%
----------
(1) The seven-day net annualized effective yield as of 2/17/04 was 0.1% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as for the cost of insurance and the monthly service charge), however, are not reflected in the above results. Inclusion of such charges would result in a reduction in the total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                        Sincerely,

                                        /s/ Manfred Altstadt

                                        Manfred Altstadt
                                        Senior Executive Vice President
                                        and Chief Financial Officer,
                                        Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----
Annual Report of Mutual of America Separate Account No. 3 ................     1

   Statement of Assets and Liabilities ...................................     5

   Statement of Operations ...............................................     7

   Statements of Changes in Net Assets ...................................     9

   Financial Highlights ..................................................    13

   Notes to Financial Statements .........................................    18

   Independent Auditors' Report ..........................................    20

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                              Investment Company
                                                     ---------------------------------------------------------------------
                                                     Money        All        Equity       Mid-Cap
                                                     Market     America       Index    Equity Index    Bond    Short-Term
                                                      Fund        Fund        Fund         Fund        Fund     Bond Fund
                                                     ------     -------      ------    ------------    ----    ----------
ASSETS:
Investments in Mutual of America
   Investment Corporation at market value
   (Cost:
   Money Market Fund-- $15,185
   All America Fund-- $1,011,104
   Equity Index Fund-- $931,855
   Mid-Cap Equity Index Fund-- $500,067
   Bond Fund-- $55,891
   Short-Term Bond Fund-- $5,559)
   (Notes 1 and 2)..............................     $14,882    $767,827     $755,703    $555,382     $54,243    $ 5,477
Due from (To) General Account...................          14          61           27          36          10          7
                                                     -------    --------     --------    --------     -------    -------
NET ASSETS......................................     $14,896    $767,888     $755,730    $555,418     $54,253     $5,484
                                                     =======    ========     ========    ========     =======    =======
UNIT VALUE AT DECEMBER 31, 2003.................     $  2.30    $   7.85     $   2.62    $   1.41     $  3.99     $ 1.53
                                                     =======    ========     ========    ========     =======    =======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2003............................       6,477      97,811      288,018     393,107      13,580      3,588
                                                     =======    ========     ========    ========     =======    =======



                                                                              Investment Company
                                                   -------------------------------------------------------------------------
                                                                           Aggressive  Conservative   Moderate   Aggressive
                                                    Mid-Term   Composite     Equity     Allocation   Allocation  Allocation
                                                   Bond Fund     Fund         Fund         Fund         Fund        Fund
                                                   ---------   ---------   ----------  ------------  ----------  ----------
ASSETS:
Investments in Mutual of America
   Investment Corporation at market value
   (Cost:
   Mid-Term Bond Fund -- $37,191
   Composite Fund -- $237,160
   Aggressive Equity Fund -- $685,586
   Conservative Allocation Fund -- $551
   Moderate Allocation Fund -- $305
   Aggressive Allocation Fund -- $8,799)
   (Notes 1 and 2)..............................     $37,107    $207,179     $611,311      $ 544        $ 315     $9,327
Due from (To) General Account...................          --          52           72         (1)         (31)        30
NET ASSETS......................................     $37,107    $207,231     $611,383      $ 543        $ 284     $9,357
                                                     =======    ========     ========      =====        =====     ======
UNIT VALUE AT DECEMBER 31, 2003.................     $  1.67    $   5.23     $   2.69      $1.05        $1.11     $ 1.19
                                                     =======    ========     ========      =====        =====     ======
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2003............................      22,265      39,610      227,130        518          256      7,889
                                                     =======    ========     ========      =====        =====     ======

   The accompanying notes are an integral part of these financial statements.

                                                                                                        American
                                                                               Scudder                  Century
                                                                ------------------------------------  ------------
                                                                           Capital                     VP Capital
                                                                Bond        Growth     International  Appreciation
                                                                Fund         Fund          Fund           Fund
                                                                ----       -------     -------------  ------------
ASSETS:
Investments in Scudder Portfolios and American Century
   VP Capital Appreciation Fund at market value
   (Cost:
   Scudder Bond Fund -- $18,996
   Scudder Capital Growth Fund -- $1,395,244
   Scudder International Fund -- $322,626
   American Century VP Capital
   Appreciation Fund -- $221,571)
   (Notes 1 and 2)......................................       $19,790     $961,799       $212,717      $126,209
Due from (To) General Account...........................          (234)         (10)           104           502
                                                               -------     --------       --------      --------
NET ASSETS..............................................       $19,556     $961,789       $212,821      $126,711
                                                               =======     ========       ========      ========
UNIT VALUE AT DECEMBER 31, 2003 ........................       $ 16.22     $  30.30       $  14.05      $  12.59
                                                               =======     ========       ========      ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2003....................................         1,206       31,737         15,148        10,061
                                                               =======     ========       ========      ========

                                                                  Calvert                    Fidelity
                                                                 --------     ---------------------------------------
                                                                  Social           VIP        VIP II       VIP II
                                                                 Balanced     Equity-Income   Contra    Asset Manager
                                                                   Fund           Fund         Fund         Fund
                                                                 --------     -------------   ------    -------------
ASSETS:
Investments in Calvert Social Balance Portfolio
   and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $72,824
   VIP Equity-Income Fund -- $282,424
   VIP II Contra Fund -- $671,436
   VIP II Asset Manager Fund -- $187,757)
   (Notes 1 and 2)............................................    $64,379       $287,180     $680,156     $184,367
Due from (To) General Account.................................       (262)           642          453          307
                                                                  -------       --------     --------     --------
NET ASSETS....................................................    $64,117       $287,822     $680,609     $184,674
                                                                  =======       ========     ========     ========
UNIT VALUE AT DECEMBER 31, 2003...............................    $  3.07       $  34.76     $  29.66     $  25.34
                                                                  =======       ========     ========     ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2003..........................................     20,898          8,280       22,948        7,288
                                                                  =======       ========     ========     ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2003
                                (Except as Noted)

                                                                                Investment Company
                                                    ----------------------------------------------------------------------
                                                     Money                                Mid-Cap
                                                    Market  All America  Equity Index  Equity Index   Bond      Short-Term
                                                     Fund      Fund          Fund          Fund       Fund       Bond Fund
                                                    ------  -----------  ------------  ------------   ----      ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend income................................   $ 155   $  5,490      $  9,632      $  4,312    $2,795         $186
                                                     -----   --------      --------      --------    ------         ----
Expenses (Note 3):
   Fees and administrative expenses...............     387      7,732         7,486         4,114     1,185          127
                                                     -----   --------      --------      --------    ------         ----
NET INVESTMENT INCOME (LOSS)......................    (232)    (2,242)        2,146           198     1,610           59
                                                     -----   --------      --------      --------    ------         ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments........     (62)   (74,806)       (9,174)       (1,282)      (56)          27
   Net unrealized appreciation
      (depreciation) of investments...............      35    266,358       162,688       136,853       698         (109)
                                                     -----   --------      --------      --------    ------         ----
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS.....................     (27)   191,552       153,514       135,571       642          (82)
                                                     -----   --------      --------      --------    ------         ----
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS......................   $(259)  $189,310      $155,660      $135,769    $2,252         $(23)
                                                     =====   ========      ========      ========    ======         ====

                                                                               Investment Company
                                                  -------------------------------------------------------------------------
                                                                          Aggressive   Conservative   Moderate   Aggressive
                                                  Mid-Term   Composite      Equity      Allocation   Allocation  Allocation
                                                  Bond Fund    Fund          Fund         Fund(a)      Fund(a)     Fund(a)
                                                  ---------  ---------    ----------   ------------  ----------  ----------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
    Dividend Income ...........................     $1,693    $ 4,828      $     --         $21         $10         $206
                                                    ------    -------      --------         ---         ---         ----
Expenses  (Note 3):
    Fees and administrative expenses ..........        635      3,288         5,294           1           1           44
                                                    ------    -------      --------         ---         ---         ----
NET INVESTMENT INCOME (LOSS) ..................      1,058      1,540        (5,294)         20           9          162
                                                    ------    -------      --------         ---         ---         ----
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1):
    Net realized gain (loss) on investments ...        490    (8,801)        (6,976)         --          --           13
    Net unrealized appreciation
      (depreciation) of investments ...........     (1,056)    35,506       175,585          (7)         10          528
                                                    ------    -------      --------         ---         ---         ----
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS ................       (566)    26,705       168,609          (7)         10          541
                                                    ------    -------      --------         ---         ---         ----
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS .................     $  492    $28,245      $163,315         $13         $19         $703
                                                    ======    =======      ========         ===         ===         ====

----------
(a)   For the period May 20, 2003  (Commencement  of Operations) to December 31,
      2003.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2003

                                                                                   Scudder                  American Century
                                                               -------------------------------------------  ----------------
                                                                              Capital                          VP Capital
                                                               Bond           Growth         International    Appreciation
                                                               Fund            Fund              Fund             Fund
                                                               ----           -------        -------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend Income......................................       $763           $  3,421         $ 1,291         $    --
                                                               ----           --------         -------         -------
Expenses (Note 3):
   Fees and administrative expenses.....................        401              7,521           1,646           1,136
                                                               ----           --------         -------         -------
NET INVESTMENT INCOME (LOSS)............................        362             (4,100)           (355)         (1,136)
                                                               ----           --------         -------         -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments..............          8             (4,404)         (1,536)         (4,766)
   Net unrealized appreciation
     (depreciation) of investments......................        155            197,914          45,978          26,813
                                                               ----           --------         -------         -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS...........................        163            193,510          44,442          22,047
                                                               ----           --------         -------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS............................       $525           $189,410         $44,087         $20,911
                                                               ====           ========         =======         =======

                                                             Calvert                          Fidelity
                                                            ---------       ----------------------------------------------
                                                             Social              VIP            VIP II          VIP II
                                                            Balanced        Equity-Income       Contra       Asset Manager
                                                              Fund              Fund             Fund            Fund
                                                            --------        -------------       ------       -------------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividends Income.....................................     $1,143            $ 4,001        $  2,857         $ 5,946
                                                             ------            -------        --------         -------
Expenses (Note 3):
   Fees and administrative expenses.....................      1,022              4,432           6,668           2,555
                                                             ------            -------        --------         -------
NET INVESTMENT INCOME (LOSS)............................        121               (431)         (3,811)          3,391
                                                             ------            -------        --------         -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss) on investments..............       (444)              (432)        (16,978)           (865)
   Net unrealized appreciation
     (depreciation) of investments......................      9,525             62,613         170,533          23,803
                                                             ------            -------        --------         -------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS...........................      9,081             62,181         153,555          22,938
                                                             ------            -------        --------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS............................     $9,202            $61,750        $149,744         $26,329
                                                             ======            =======        ========         =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                              Investment Company
                                                 ----------------------------------------------------------------------------
                                                     Money Market Fund         All America Fund          Equity Index Fund
                                                 ------------------------   ----------------------    -----------------------
                                                    2003          2002        2003          2002         2003         2002
                                                 -----------   ----------   --------     ---------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss)..........        $   (232)      $  (194)   $ (2,242)     $  (3,437)   $  2,146     $   2,371
   Net realized gain (loss) on investments            (62)          (59)    (74,806)      (169,223)     (9,174)      (29,652)
   Net unrealized appreciation (depreciation)
     of investments......................              35            32     266,358        (29,805)    162,688      (128,092)
                                                 --------       -------    --------      ---------    --------     ---------
Net Increase (Decrease) in Net Assets
   Resulting from Operations.............            (259)         (221)    189,310       (202,465)    155,660      (155,373)
                                                 --------       -------    --------      ---------    --------     ---------
From Unit Transactions:
   Contributions.........................          41,831         6,162     166,946        217,739     109,044       167,387
   Withdrawals...........................             (13)           --      (7,656)       (16,889)     (4,332)      (24,835)
   Net transfers.........................         (40,493)       (3,580)   (169,381)      (283,547)    (36,000)      (84,208)
                                                 --------       -------    --------      ---------    --------     ---------
Net Increase (Decrease) from Unit
   Transactions..........................           1,325         2,582     (10,091)       (82,697)     68,712        58,344
                                                 --------       -------    --------      ---------    --------     ---------
Net Increase (Decrease) in Net Assets....           1,066         2,361     179,219       (285,162)    224,372       (97,029)
NET ASSETS:
Beginning of Year........................          13,830        11,469     588,669        873,831     531,358       628,387
                                                 --------       -------    --------      ---------    --------     ---------
End of Year..............................        $ 14,896       $13,830    $767,888      $ 588,669    $755,730     $ 531,358
                                                 ========       =======    ========      =========    ========     =========

                                                                              Investment Company
                                                 ----------------------------------------------------------------------------
                                                     Mid-Cap Equity
                                                       Index Fund                  Bond Fund               Short-Term Fund
                                                 ------------------------   ----------------------    -----------------------
                                                    2003          2002        2003          2002         2003         2002
                                                 -----------   ----------   --------     ---------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss)..........        $    198      $  2,827      $  1,610      $  2,958     $    59       $    73
   Net realized gain (loss) on investments         (1,282)       (3,648)          (56)          (10)         27            26
   Net unrealized appreciation (depreciation)
     of investments......................         136,853       (66,897)          698          (880)       (109)           60
                                                 --------      --------      --------      --------     -------       -------
Net Increase (Decrease) in Net Assets
   Resulting from Operations.............         135,769       (67,718)        2,252         2,068         (23)          159
                                                 --------      --------      --------      --------     -------       -------
From Unit Transactions:
   Contributions.........................          72,359        81,883        15,953        19,937       1,447         1,842
   Withdrawals...........................              --            --        (2,380)       (2,139)       (103)       (1,318)
   Net transfers.........................          (3,816)       (6,458)      (11,850)      (14,202)     (2,602)        1,430
                                                 --------      --------      --------      --------     -------       -------
Net Increase (Decrease) from Unit
   Transactions..........................          68,543        75,425         1,723         3,596      (1,258)        1,954
                                                 --------      --------      --------      --------     -------       -------
Net Increase (Decrease) in Net Assets....         204,312         7,707         3,975         5,664      (1,281)        2,113
NET ASSETS:
Beginning of Year........................         351,106       343,399        50,278        44,614       6,765         4,652
                                                 --------      --------      --------      --------     -------       -------
End of Year..............................        $555,418      $351,106      $ 54,253      $ 50,278     $ 5,484       $ 6,765
                                                 ========      ========      ========      ========     =======       =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                            Investment Company
                                               ----------------------------------------------------------------------------
                                                  Mid-Term Bond Fund           Composite Fund        Aggressive Equity Fund
                                               ------------------------    ----------------------    ----------------------
                                                  2003          2002         2003          2002        2003          2002
                                               -----------   ----------    --------      ---------   --------      --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss)..........      $  1,058       $   757      $  1,540      $  2,853    $ (5,294)     $ (5,332)
   Net realized gain (loss) on investments          490           152        (8,801)      (12,203)     (6,976)      (37,331)
   Net unrealized appreciation (depreciation)
     of investments......................        (1,056)          758        35,506        (6,952)    175,585       (72,629)
Net Increase (Decrease) in Net Assets
   Resulting from Operations.............           492         1,667        28,245       (16,302)    163,315      (115,292)
From Unit Transactions:
   Contributions.........................         8,579         7,259        56,826        71,185      71,614       107,413
   Withdrawals...........................            --            --        (5,256)       (2,405)     (8,850)      (43,154)
   Net transfers.........................       (13,835)       24,263       (38,838)      (55,672)    (13,037)      (47,475)
Net Increase (Decrease) from Unit
   Transactions..........................        (5,256)       31,522        12,732        13,108      49,727        16,784
Net Increase (Decrease) in Net Assets....        (4,764)       33,189        40,977        (3,194)    213,042       (98,508)
NET ASSETS:
Beginning of Year........................        41,871         8,682       166,254       169,448     398,341       496,849
End of Year..............................      $ 37,107       $41,871      $207,231      $166,254    $611,383      $398,341

                                                                       Investment Company
                                    ----------------------------------------------------------------------------------------
                                    Conservative Allocation Fund    Moderate Allocation Fund     Aggressive Allocation Fund
                                    ----------------------------  ----------------------------  ----------------------------
                                     For the Period May 20, 2003   For the Period May 20, 2003   For the Period May 20, 2003
                                    (Commencement of Operations)  (Commencement of Operations)  (Commencement of Operations)
                                        to December 31, 2003          to December 31, 2003          to December 31, 2003
                                    ----------------------------  ----------------------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss).....            $ 20                            $ 9                       $  162
   Net realized gain (loss) on investments        --                             --                           13
   Net unrealized appreciation
     (depreciation) of investments..              (7)                            10                          528
Net Increase (Decrease) in Net Assets
   Resulting from Operations........              13                             19                          703
From Unit Transactions:
   Contributions....................             431                            193                        1,420
   Withdrawals......................              --                             --                           --
   Net transfers....................              99                             72                        7,234
Net Increase (Decrease) from Unit
   Transactions.....................             530                            265                        8,654
Net Increase (Decrease) in Net Assets            543                            284                        9,357
NET ASSETS:
Beginning of Period.................              --                             --                           --
End of Period.......................            $543                           $284                       $9,357

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                Scudder
                                                  -------------------------------------------------------------------------
                                                    Bond Fund             Capital Growth Fund        International Fund
                                                  --------------------     ---------------------     ----------------------
                                                    2003        2002         2003         2002         2003         2002
                                                  -------      -------     --------     --------     --------     ---------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income(loss) ..............     $   362      $   547     $ (4,100)    $ (4,517)    $   (355)    $   (181)
   Net realized gain (loss) on investments ..           8          (47)      (4,404)     (16,385)      (1,536)      (7,700)
   Net unrealized appreciation (depreciation)
     of investments .........................         155          270      197,914     (250,427)      45,978      (25,842)
                                                  -------      -------     --------     --------     --------     --------
Net Increase (Decrease) in Net Assets
   Resulting from Operations ................         525          770      189,410     (271,329)      44,087      (33,723)
                                                  -------      -------     --------     --------     --------     --------
From Unit Transactions:
   Contributions ............................       5,484        6,236      117,059      146,424       23,056       33,747
   Withdrawals ..............................      (1,006)         (65)      (9,153)      (8,291)      (4,384)      (1,036)
   Net transfers ............................      (2,460)      (3,161)      (5,535)     (44,759)        (550)     (19,287)
                                                  -------      -------     --------     --------     --------     --------
Net Increase (Decrease) from Unit
   Transactions .............................       2,018        3,010      102,371       93,374       18,122       13,424
                                                  -------      -------     --------     --------     --------     --------
Net Increase (Decrease) in Net Assets .......       2,543        3,780      291,781     (177,955)      62,209      (20,299)
NET ASSETS:
Beginning of Year ...........................      17,013       13,233      670,008      847,963      150,612      170,911
                                                  -------      -------     --------     --------     --------     --------
End of Year .................................     $19,556      $17,013     $961,789     $670,008     $212,821     $150,612
                                                  =======      =======     ========     ========     ========     ========

                                                                         American Century                  Calvert
                                                                   ----------------------------     --------------------
                                                                   VP Capital Appreciation Fund     Social Balanced Fund
                                                                   ----------------------------     --------------------
                                                                       2003           2002            2003       2002
                                                                     --------       --------        -------    --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income.........................................    $ (1,136)      $ (1,170)       $   121    $    454
   Net realized gain (loss) on investments.......................      (4,766)        (5,685)          (444)     (3,854)
   Net unrealized appreciation (depreciation) of investments.....      26,813        (22,407)         9,525      (5,731)
                                                                     --------       --------        -------    --------
Net Increase (Decrease) in Net Assets Resulting from Operations..      20,911        (29,262)         9,202      (9,131)
                                                                     --------       --------        -------    --------
From Unit Transactions:
   Contributions.................................................      11,255         17,437         12,635      19,498
   Withdrawals...................................................      (3,054)        (2,416)        (2,029)    (15,516)
   Net transfers.................................................      (7,786)        (9,129)        (6,820)    (11,669)
                                                                     --------       --------        -------    --------
Net Increase (Decrease) from Unit Transactions...................         415          5,892          3,786      (7,687)
                                                                     --------       --------        -------    --------
Net Increase (Decrease) in Net Assets............................      21,326        (23,370)        12,988     (16,818)
NET ASSETS:
Beginning of Year................................................     105,385        128,755         51,129      67,947
                                                                     --------       --------        -------    --------
End of Year......................................................    $126,711       $105,385        $64,117    $ 51,129
                                                                     ========       ========        =======    ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                 Fidelity
                                                 -------------------------------------------------------------------------
                                                           VIP                    VIP II                   VIP III
                                                   Equity-Income Fund          Contra Fund            Asset Manager Fund
                                                 ---------------------    ----------------------     ---------------------
                                                   2003         2002        2003          2002         2003         2002
                                                 --------     --------    ---------     --------     --------     --------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) .............    $   (431)    $  4,944    $  (3,811)    $ (1,697)    $  3,391     $  3,970
   Net realized gain (loss) on investments ..        (432)      (9,426)     (16,978)      (8,094)        (865)      (1,846)
   Net unrealized appreciation (depreciation)
     of investments .........................      62,613      (43,702)     170,533      (56,667)      23,803      (19,505)
                                                 --------     --------    ---------     --------     --------     --------
Net Increase (Decrease) in Net Assets
   Resulting from Operations ................      61,750      (48,184)     149,744      (66,458)      26,329      (17,381)
                                                 --------     --------    ---------     --------     --------     --------
From Unit Transactions:
   Contributions ............................      50,560       78,073       82,894      123,050       29,875       25,695
   Withdrawals ..............................      (3,468)     (23,725)     (20,154)     (12,209)     (12,563)      (1,610)
   Net transfers ............................     (21,751)     (48,738)    (105,618)     (61,426)     (18,306)     (21,228)
                                                 --------     --------    ---------     --------     --------     --------
Net Increase (Decrease) from Unit
   Transactions .............................      25,341        5,610      (42,878)      49,415         (994)       2,857
                                                 --------     --------    ---------     --------     --------     --------
Net Increase (Decrease) in Net Assets .......      87,091      (42,574)     106,866      (17,043)      25,335      (14,524)
NET ASSETS:
Beginning of Year ...........................     200,731      243,305      573,743      590,786      159,339      173,863
                                                 --------     --------    ---------     --------     --------     --------
End of Year .................................    $287,822     $200,731    $ 680,609     $573,743     $184,674     $159,339
                                                 ========     ========    =========     ========     ========     ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to years ended December 31, 2003, 2002 and 2001. Data shown for the preceding year representing the period from April 3, 2000 (commencement of operations) to December 31, 2000 was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                                                       Investment Company
                                           ---------------------------------------------------------------------------
                                                    Money Market Fund                      All America Fund
                                           ----------------------------------   --------------------------------------
                                                 Years Ended December 31,             Years Ended December 31,
SELECTED PER UNIT AND                      ----------------------------------   --------------------------------------
SUPPLEMENTARY DATA:                          2003      2002     2001    2000*     2003      2002      2001      2000*
---------------------                      -------   -------  -------   -----   --------  --------  --------   -------
Unit value, beginning of period/year...    $  2.30   $  2.28  $  2.22   $2.13   $   5.96  $   7.74  $   9.46   $ 10.97
                                           =======   =======  =======   =====   ========  ========   =======   =======
Unit value, end of period/year.........    $  2.30   $  2.30  $  2.28   $2.22   $   7.85  $   5.96  $   7.74   $  9.46
                                           =======   =======  =======   =====   ========  ========   =======   =======
Units outstanding, beginning
   of period/year (1)..................      6,019     5,020    8,275             98,846   112,867   115,511
Units Issued (1).......................      2,856     3,043    2,474             30,163    29,776    44,187
Units Redeemed (1).....................     (2,398)   (2,044)  (5,729)           (31,198)  (43,797)  (46,831)
                                           -------   -------  -------           --------  --------   -------
Units Outstanding, end of period/year..      6,477     6,019    5,020   8,275     97,811    98,846   112,867   115,511
                                           =======   =======  =======   =====   ========  ========   =======   =======
Net Assets (1).........................    $14,896   $13,830  $11,469           $767,888  $588,669  $873,831
                                           =======   =======  =======           ========  ========   =======
Expense Ratio (A)(1)...................      0.90%     0.90%    0.90%              0.90%     0.90%     0.90%
                                           =======   =======  =======           ========  ========   =======
Investment Income Ratio (B)(1).........       1.1%      1.7%     3.8%               0.8%      0.8%      0.4%
                                           =======   =======  =======           ========  ========   =======
Total Return (C)(1)....................       0.1%      0.6%     3.0%              31.8%    -23.1%    -18.1%
                                           =======   =======  =======           ========  ========   =======

                                                                        Investment Company
                                          -------------------------------------------------------------------------------
                                                    Equity Index Fund                    Mid-Cap Equity Index Fund
                                          --------------------------------------   --------------------------------------
                                                  Years Ended December 31,               Years Ended December 31,
SELECTED PER UNIT AND                     --------------------------------------   --------------------------------------
SUPPLEMENTARY DATA:                          2003      2002      2001      2000*      2003      2002      2001      2000*
----------------------                    --------  --------  --------   -------   --------  --------  --------   -------
Unit value, beginning of period/year...   $   2.06  $   2.67  $   3.07   $  3.48   $   1.05  $   1.25  $   1.28   $  1.25
                                          ========  ========  ========   =======   ========  ========  ========   =======
Unit value, end of period/year.........   $   2.62  $   2.06  $   2.67   $  3.07   $   1.41  $   1.05  $   1.25   $  1.28
                                          ========  ========  ========   =======   ========  ========  ========   =======
Units outstanding, beginning
   of period/year (1)..................    257,511   234,984   208,558              333,023   273,759   199,856
Units Issued (1).......................     58,577    80,427    88,695               71,911    87,067    99,881
Units Redeemed (1).....................    (28,070)  (57,900)  (62,169)             (11,827)  (27,803)  (25,978)
                                          --------  --------  --------             --------  --------  --------
Units Outstanding, end of period/year..    288,018   257,511   234,984   208,558    393,107   333,023   273,759   199,856
                                          ========  ========  ========   =======   ========  ========  ========   =======
Net Assets (1).........................   $755,730  $531,358  $628,387             $555,418  $351,106  $343,399
                                          ========  ========  ========             ========  ========  ========
Expense Ratio (A)(1)...................      0.90%     0.90%     0.90%                0.90%     0.90%     0.90%
                                          ========  ========  ========             ========  ========  ========
Investment Income Ratio (B)(1).........       1.5%      1.6%      3.4%                 1.0%      1.8%      2.7%
                                          ========  ========  ========             ========  ========  ========
Total Return (C)(1)....................      27.2%    -22.8%    -13.0%                34.0%    -16.0%     -2.0%
                                          ========  ========  ========             ========  ========  ========

----------
*     Commenced operations April 3, 2000.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                       Investment Company
                                           ---------------------------------------------------------------------------
                                                        Bond Fund                        Short-Term Bond Fund
                                           ----------------------------------   --------------------------------------
                                                 Years Ended December 31,              Years Ended December 31,
SELECTED PER UNIT AND                      ----------------------------------   --------------------------------------
SUPPLEMENTARY DATA:                          2003      2002     2001    2000*     2003      2002       2001      2000*
---------------------                      -------   -------  -------   -----   --------  --------    ------    ------
Unit value, beginning of period/year...    $  3.78   $  3.57  $  3.31   $3.17   $   1.52  $   1.46    $ 1.37    $ 1.30
                                           =======   =======  =======   =====   ========  ========    ======    ======
Unit value, end of period/year.........    $  3.99   $  3.78  $  3.57   $3.31   $   1.53  $   1.52    $ 1.46    $ 1.37
                                           =======   =======  =======   =====   ========  ========    ======    ======
Units outstanding, beginning
   of period/year (1)..................     13,313    12,500    9,131              4,463     3,204     2,979
Units Issued (1).......................      5,258     7,469    8,286              1,079     2,617     1,947
Units Redeemed (1).....................     (4,991)   (6,656)  (4,917)            (1,954)   (1,358)   (1,722)
                                           -------   -------  -------           --------  --------    ------
Units Outstanding, end of period/year..     13,580    13,313   12,500   9,131      3,588     4,463     3,204     2,979
                                           =======   =======  =======   =====   ========  ========    ======    ======
Net Assets (1).........................    $54,253   $50,278  $44,614           $  5,484  $  6,765    $4,652
                                           =======   =======  =======           ========  ========    ======
Expense Ratio (A)(1)...................      0.90%     0.90%    0.90%              0.90%     0.90%     0.90%
                                           =======   =======  =======           ========  ========    ======
Investment Income Ratio (B)(1).........       5.2%      8.5%    10.2%               3.0%      3.3%      5.5%
                                           =======   =======  =======           ========  ========    ======
Total Return (C)(1)....................       5.8%      5.8%     7.8%               0.8%      4.1%      6.5%
                                           =======   =======  =======           ========  ========    ======

                                                                       Investment Company
                                           ---------------------------------------------------------------------------
                                                    Mid-Term Bond Fund                      Composite Fund
                                           ----------------------------------   --------------------------------------
                                                 Years Ended December 31,              Years Ended December 31,
SELECTED PER UNIT AND                      ----------------------------------   --------------------------------------
SUPPLEMENTARY DATA:                          2003      2002     2001    2000*     2003      2002       2001      2000*
---------------------                      -------   -------  -------   -----   --------  --------    ------    ------
Unit value, beginning of period/year...    $  1.64   $  1.51  $  1.38   $1.34   $   4.46  $   4.87  $   5.52    $ 5.80
                                           =======   =======  =======   =====   ========  ========  ========    ======
Unit value, end of period/year.........    $  1.67   $  1.64  $  1.51   $1.38   $   5.23  $   4.46  $   4.87    $ 5.52
                                           =======   =======  =======   =====   ========  ========  ========    ======
Units outstanding, beginning
   of period/year (1)..................     25,589     5,767    3,205             37,237    34,777    32,563
Units Issued (1).......................      6,692    24,344    4,689             13,636    16,351    22,937
Units Redeemed (1).....................    (10,016)   (4,522)  (2,127)           (11,263)  (13,891)  (20,723)
                                           -------   -------  -------           --------  --------  --------
Units Outstanding, end of period/year..     22,265    25,589    5,767   3,205     39,610    37,237    34,777    32,563
                                           =======   =======  =======   =====   ========  ========    ======    ======
Net Assets (1).........................    $37,107   $41,871  $ 8,682           $207,231  $166,254  $169,448
                                           =======   =======  =======           ========  ========  ========
Expense Ratio (A)(1)...................      0.90%     0.90%    0.90%              0.90%     0.90%     0.90%
                                           =======   =======  =======           ========  ========  ========
Investment Income Ratio (B)(1).........       4.0%      5.4%     4.0%               2.6%     -3.5%      7.6%
                                           =======   =======  =======           ========  ========  ========
Total Return (C)(1)....................       1.9%      8.7%     9.5%              17.2%     -8.3%    -11.8%
                                           =======   =======  =======           ========  ========  ========

----------
*     Commenced operations April 3, 2000.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                    Investment Company
                                          --------------------------------------
                                                  Aggressive Equity Fund
                                          --------------------------------------
                                                 Years Ended December 31,
SELECTED PER UNIT AND                     --------------------------------------
SUPPLEMENTARY DATA:                          2003      2002      2001      2000*
---------------------                     --------  --------  --------   -------
Unit value, beginning of period/year...   $   1.95  $   2.47  $   2.79   $  3.20
                                          ========  ========  ========   =======
Unit value, end of period/year.........   $   2.69  $   1.95  $   2.47   $  2.79
                                          ========  ========  ========   =======
Units outstanding, beginning
   of period/year (1)..................    204,400   200,960   173,281
Units Issued (1).......................     44,210    50,916    59,555
Units Redeemed (1).....................    (21,480)  (47,476)  (31,876)
                                          --------  --------  --------
Units Outstanding, end of period/year..    227,130   204,400   200,960   173,281
                                          ========  ========  ========   =======
Net Assets (1).........................   $611,383  $398,341  $496,849
                                          ========  ========  ========
Expense Ratio (A)(1)...................      0.90%     0.90%     0.90%
                                          ========  ========  ========
Investment Income Ratio (B)(1).........         --        --      0.5%
                                          ========  ========  ========
Total Return (C)(1)....................      38.1%    -21.2%    -11.4%
                                          ========  ========  ========

                                                                            Investment Company
                                         ------------------------------------------------------------------------------------------
                                                 Conservative                     Moderate                     Aggressive
                                                Allocation Fund                Allocation Fund               Allocation Fund
                                         ----------------------------   ----------------------------   ----------------------------
                                         For the Period May 20, 2003    For the Period May 20, 2003    For the Period May 20, 2003
                                         (Commencement of Operations)   (Commencement of Operations)   (Commencement of Operations)
                                             to December 31, 2003            to December 31, 2003         to December 31, 2003
SELECTED PER UNIT AND                    ----------------------------   ----------------------------   ----------------------------
SUPPLEMENTARY DATA:
---------------------
Unit value, beginning of period........            $ 1.00                         $ 1.00                         $ 1.00
                                                   ======                         ======                         ======
Unit value, end of period..............            $ 1.05                         $ 1.11                         $ 1.19
                                                   ======                         ======                         ======
Units outstanding (000's), beginning
   of period (1).......................                --                             --                             --
Units Issued (1).......................               518                            282                          8,230
Units Redeemed (1).....................                --                            (26)                          (341)
                                                   ------                         ------                         ------
Units Outstanding, end
   of period...........................               518                            256                          7,889
                                                   ======                         ======                         ======
Net Assets (1).........................            $  543                         $  284                         $9,357
                                                   ======                         ======                         ======
Expense Ratio (A)(1)...................             0.90%                          0.90%                          0.90%
                                                   ======                         ======                         ======
Investment Income Ratio (B)(1).........             17.8%                           8.9%                           6.6%
                                                   ======                         ======                         ======
Total Return (C)(1)....................              4.7%                          11.1%                          18.6%
                                                   ======                         ======                         ======

----------
*     Commenced operations April 3, 2000.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                             Scudder
                                          -----------------------------------------------------------------------------
                                                        Bond Fund                           Capital Growth Fund
                                          -------------------------------------   -------------------------------------
                                                  Years Ended December 31,               Years Ended December 31,
SELECTED PER UNIT AND                     -------------------------------------   -------------------------------------
SUPPLEMENTARY DATA:                         2003      2002      2001      2000*     2003      2002      2001      2000*
---------------------                     --------  --------  --------   ------   --------  --------  --------   ------
Unit value, beginning of period/year...   $  15.58  $  14.60  $  13.94   $12.97   $  24.10  $  34.34  $  42.97   $49.54
                                          ========  ========  ========   ======   ========  ========  ========   ======
Unit value, end of period/year.........   $  16.22  $  15.58  $  14.60   $13.94   $  30.30  $  24.10  $  34.34   $42.97
                                          ========  ========  ========   ======   ========  ========  ========   ======
Units outstanding, beginning
   of period/year (1)..................      1,092       906       529              27,801    24,693    21,974
Units Issued (1).......................        413       591       638               5,036     5,272     4,923
Units Redeemed (1).....................       (299)     (405)     (261)             (1,100)   (2,164)   (2,204)
                                          --------  --------  --------            --------  --------  --------
Units Outstanding, end of period/year..      1,206     1,092       906      529     31,737    27,801    24,693   21,974
                                          ========  ========  ========   ======   ========  ========  ========   ======
Net Assets (1).........................   $ 19,556  $ 17,013  $ 13,233            $961,789  $670,008  $847,963
                                          ========  ========  ========            ========  ========  ========
Expense Ratio (A)(1)...................      0.90%     0.90%     0.90%               0.90%     0.90%     0.90%
                                          ========  ========  ========            ========  ========  ========
Investment Income Ratio (B)(1).........       4.0%      6.1%      3.9%                0.4%      0.3%     13.8%
                                          ========  ========  ========            ========  ========  ========
Total Return (C)(1)....................       4.1%      6.7%      4.8%               25.7%    -29.8%    -20.1%
                                          ========  ========  ========            ========  ========  ========

                                                        Scudderd                             American Century
                                          -------------------------------------   -------------------------------------
                                                   International Fund                  VP Capital Appreciation Fund
                                          -------------------------------------   -------------------------------------
                                                  Years Ended December 31,               Years Ended December 31,
SELECTED PER UNIT AND                     -------------------------------------   -------------------------------------
SUPPLEMENTARY DATA:                         2003      2002      2001      2000*     2003      2002      2001      2000*
---------------------                     --------  --------  --------   ------   --------  --------  --------   ------
Unit value, beginning of period/year...   $  11.10  $  13.72  $  20.02   $25.18   $  10.52  $  13.44  $  18.82   $20.62
                                          ========  ========  ========   ======   ========  ========  ========   ======
Unit value, end of period/year.........   $  14.05  $  11.10  $  13.72   $20.02   $  12.59  $  10.52  $  13.44   $18.82
                                          ========  ========  ========   ======   ========  ========  ========   ======
Units outstanding, beginning
   of period/year (1)..................     13,572    12,459    11,288              10,015     9,580     8,928
Units Issued (1).......................      2,359     2,838     3,714               1,291     1,844     3,198
Units Redeemed (1).....................       (783)   (1,725)   (2,543)             (1,245)   (1,409)   (2,546)
                                          --------  --------  --------            --------  --------  --------
Units Outstanding, end of period/year..     15,148    13,572    12,459   11,288     10,061    10,015     9,580    8,928
                                          ========  ========  ========   ======   ========  ========  ========   ======
Net Assets (1).........................   $212,821  $150,612  $170,911            $126,711  $105,385  $128,755
                                          ========  ========  ========            ========  ========  ========
Expense Ratio (A)(1)...................      0.90%     0.90%     0.90%               0.65%     0.65%     0.70%
                                          ========  ========  ========            ========  ========  ========
Investment Income Ratio (B)(1).........       0.8%      0.8%     23.1%                  --        --     37.5%
                                          ========  ========  ========            ========  ========  ========
Total Return (C)(1)....................      26.6%    -19.1%    -31.5%               19.7%    -21.7%    -28.6%
                                          ========  ========  ========            ========  ========  ========

----------
*     Commenced operations April 3, 2000.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                         Calvert                                 Fidelity
                                          -------------------------------------   --------------------------------------
                                                  Social Balanced Fund                    VIP Equity-Income Fund
                                          -------------------------------------   --------------------------------------
                                                 Years Ended December 31,                Years Ended December 31,
SELECTED PER UNIT AND                     -------------------------------------   --------------------------------------
SUPPLEMENTARY DATA:                          2003      2002     2001      2000*      2003      2002      2001      2000*
---------------------                     --------  --------  --------   -----    --------  --------  --------    ------
Unit value, beginning of period/year...   $   2.59  $   2.98  $   3.23   $ 3.46   $  26.89  $  32.63  $  34.61    $31.31
                                          ========  ========  ========   ======   ========  ========  ========    ======
Unit value, end of period/year.........   $   3.07  $   2.59  $   2.98   $ 3.23   $  34.76  $  26.89  $  32.63    $34.61
                                          ========  ========  ========   ======   ========  ========  ========    ======
Units outstanding, beginning
   of period/year (1)..................     19,705    22,799    17,452               7,466     7,456     6,455
Units Issued (1).......................      5,996     6,840    11,598               2,382     3,087     3,144
Units Redeemed (1).....................     (4,803)   (9,934)   (6,251)             (1,568)   (3,077)   (2,143)
                                          --------  --------  --------            --------  --------  --------
Units Outstanding, end of period/year..     20,898    19,705    22,799   17,452      8,280     7,466     7,456     6,455
                                          ========  ========  ========   ======   ========  ========  ========    ======
Net Assets (1).........................   $ 64,117  $ 51,129  $ 67,947            $287,822  $200,731  $243,305
                                          ========  ========  ========            ========  ========  ========
Expense Ratio (A)(1)...................      0.90%     0.90%     0.90%               0.80%     0.80%     0.80%
                                          ========  ========  ========            ========  ========  ========
Investment Income Ratio (B)(1).........       2.0%      2.4%      6.2%                1.7%      4.0%      6.2%
                                          ========  ========  ========            ========  ========  ========
Total Return (C)(1)....................      18.2%    -12.9%     -7.8%               29.3%    -17.6%     -5.7%
                                          ========  ========  ========            ========  ========  ========

                                                                            Fidelity
                                          ------------------------------------------------------------------------------
                                                   VIP II Contra Fund                    VIP II Asset Manager Fund
                                          -------------------------------------   --------------------------------------
                                                 Years Ended December 31,                Years Ended December 31,
SELECTED PER UNIT AND                     -------------------------------------   --------------------------------------
SUPPLEMENTARY DATA:                          2003      2002     2001      2000*      2003      2002      2001      2000*
---------------------                     --------  --------  --------   -----    --------  --------  --------    ------
Unit value, beginning of period/year...   $  23.27  $  25.88  $  29.73   $33.78   $  21.65  $  23.91  $  25.14    $26.89
                                          ========  ========  ========   ======   ========  ========  ========    ======
Unit value, end of period/year.........   $  29.66  $  23.27  $  25.88   $29.73   $  25.34  $  21.65  $  23.91    $25.14
                                          ========  ========  ========   ======   ========  ========  ========    ======
Units outstanding, beginning
   of period/year (1)..................     24,653    22,828    19,053               7,359     7,270     3,029
Units Issued (1).......................      3,985     5,288     9,044               1,537     1,750     8,058
Units Redeemed (1).....................     (5,690)   (3,463)   (5,269)             (1,608)   (1,661)   (3,817)
                                          --------  --------  --------            --------  --------  --------
Units Outstanding, end of period/year..     22,948    24,653    22,828   19,053      7,288     7,359     7,270     3,029
                                          ========  ========  ========   ======   ========  ========  ========    ======
Net Assets (1).........................   $680,609  $573,743  $590,786            $184,674  $159,339  $173,863
                                          ========  ========  ========            ========  ========  ========
Expense Ratio (A)(1)...................      0.80%     0.80%     0.80%               0.80%     0.80%     0.80%
                                          ========  ========  ========            ========  ========  ========
Investment Income Ratio (B)(1).........       0.5%      0.8%      3.3%                3.4%      4.0%      3.3%
                                          ========  ========  ========            ========  ========  ========
Total Return (C)(1)....................      27.4%    -10.1%    -12.9%               17.0%     -9.5%     -4.9%
                                          ========  ========  ========            ========  ========  ========

----------
*     Commenced operations April 3, 2000.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds. On May 20, 2003 the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds became available to Separate Account No. 3 as investment alternatives. There are currently twenty investment funds available to Separate Account No. 3. Mutual of America Separate Account No. 3 funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert") and portfolios of Fidelity Variable Insurance Products Funds (collectively, "Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the United States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate affect of the dividend paid to the Funds of Separate Account No. 3 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 2003 are as follows:

                                                          Number of    Net Asset
                                                           Shares        Value
                                                         ----------    ---------
        Investment Company Funds:
           Money Market Fund:..........................    12,567      $ 1.18
           All America Fund............................   362,583        2.12
           Equity Index Fund...........................   387,063        1.95
           Mid-Cap Equity Index Fund...................   428,390        1.30
           Bond Fund...................................    42,071        1.29
           Short-Term Bond Fund........................     5,309        1.03
           Mid-Term Bond Fund..........................    38,749        0.96
           Composite Fund..............................   147,467        1.40
           Aggressive Equity Fund......................   353,136        1.73
           Conservative Allocation Fund................       537        1.01
           Moderate Allocation Fund....................       291        1.08
           Aggressive Allocation Fund..................     7,996        1.17
        Scudder Portfolios:
           Bond Portfolio..............................     2,812        7.04
           Capital Growth Portfolio -- Class "A".......    65,924       14.59
           International Portfolio -- Class "A"........    25,755        8.26

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS (CONTINUED)

                                                          Number of    Net Asset
                                                            Shares       Value
                                                          ---------    ---------
        American Century VP Capital Appreciation
           Fund........................................    17,728      $ 7.12
        Calvert Social Balanced Portfolio..............    36,622        1.76
        Fidelity Portfolios:
           Equity-Income-- "Initial" Class.............    12,390       23.18
           Contrafund-- "Initial" Class................    29,407       23.13
           Asset Manager-- "Initial" Class.............    12,751       14.46

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..15% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1?12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts daily, a mortality risk charge, at an annual rate of .35%, from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

      Effective July 15, 2003 in regard to the Investment Company Money Market Fund only so much or all of annual expense charges (not to exceed 0.90%) as is required has been waived to prevent the total investment returns, net of separate account expenses, from producing a negative result. This waiver is not contractual and may be revoked in whole or in part at any time. Upon such revocation, there will be no liability for those expenses which were waived, but the full 0.90% of these expenses may be restored at that time.

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                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Mutual of America Life Insurance Company and
      Contract Owners of Mutual of America Separate Account No. 3:

      We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 3 (comprised of the sub-accounts listed in note 1) (collectively, "the Separate Account") as of December 31, 2003, and the related statement of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Separate Account for the year ended December 31, 2001 and the period April 3, 2000 (commencement of operations) to December 31, 2000 were audited by other auditors who have ceased operations and whose report thereon dated February 20, 2002, expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Separate Account as of December 31, 2003, and the results of their operations for the year then ended, and changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP

New York, New York
February 24, 2004

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
212-224-1600

www.mutualofamerica.com